Other liabilities (Disclosure Of Other Liabilities Explanatory) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities [Abstract]
Deferred sales	$ 106,569	$ 45,372
Derivatives	143,609	22,344
Accrued pension and post-retirement benefit liability	78,674	77,002
Lease obligation	9,839	10,816
Product loan	177,623	166,052
Sales contracts	4,304	6,314
Other	64,699	64,064
Total other liabilities	585,317	391,964
Less current portion	(221,820)	(48,544)
Net	$ 363,497	$ 343,420